Other Payables - Schedule of Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Other Payables [Line Items]
Provisions related to payroll	$ 100.7	$ 105.0
Provision for employee profit sharing	51.3	26.0
Long-term incentive	34.0	24.9
Other accounts payable	33.6	40.4
Mutual with jointly controlled operation	26.8	25.7
Contractual obligations	22.3	14.8
Commission payable	16.0	21.9
Insurance	6.1	7.2
Training simulator	5.9	0.0
Recourse and non recourse debt	5.8	9.9
Brazilian air force	2.6	4.8
Accounts payable from financial guarantees	3.0	18.7
Facility accounts payable	1.9	0.8
Accounts payable of acquisitions (deferred consideration)	0.0	0.4
Other payables	371.0	317.6
Current portion	319.9	257.1
Non-current portion	51.1	60.5
Tempest Servicos de Informatica S A [Member]
Disclosure Of Detailed Information About Other Payables [Line Items]
Non-controlling purchase options	31.0	17.1
Eve Holding Inc [Member]
Disclosure Of Detailed Information About Other Payables [Line Items]
Non-controlling purchase options	$ 30.0	$ 0.0